Expense Example, No Redemption	Sep. 26, 2025 USD ($)
NORTH SQUARE TACTICAL DEFENSIVE FUND | NORTH SQUARE TACTICAL DEFENSIVE FUND Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 281
Expense Example, No Redemption, 3 Years	880
Expense Example, No Redemption, 5 Years	1,506
Expense Example, No Redemption, 10 Years	3,189
NORTH SQUARE TACTICAL GROWTH FUND | NORTH SQUARE TACTICAL GROWTH FUND Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	247
Expense Example, No Redemption, 3 Years	765
Expense Example, No Redemption, 5 Years	1,309
Expense Example, No Redemption, 10 Years	$ 2,795